PREPAID EXPENSES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PREPAID EXPENSES
Advertising and publicity	R$ 252,900	R$ 336,295
Insurance	24,867	36,941
Rental	32,792	29,713
Software and networks maintenance	17,485	12,375
Incremental costs - IFRS 15 (Note 2.f)	255,391
Financial charges	43,853	2,592
Personal	33,970	28,178
Taxes and other	54,717	23,461
Total	715,975	469,555
Current	581,743	446,439
Noncurrent	R$ 134,232	R$ 23,116